TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on income (tax benefit):
Current	$ 1,979	$ 1,024	$ 213
Deferred	(56)	(942)	(144)
Total taxes on income	1,923	82	69
Taxes on income (tax benefit):
Domestic	966	295	49
Foreign	957	(213)	20
Total taxes on income	$ 1,923	$ 82	$ 69